STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Program’s share of net investment income in the Savings Plan Master Trust	$ 34,206
Contributions:
Employer contributions	5,928
Participant contributions	7,389
Rollover contributions	264
Interest on notes receivable from participants	273
Total additions	48,060
Deductions:
Distributions and withdrawals	(35,020)
Administrative expenses	293
Total deductions	(35,313)
Increase in net assets before transfers	12,747
Net transfers into Program	0
Increase in net assets	12,747
Net Assets Available for Benefits:
Beginning of Year	239,414
End of Year	$ 252,161